Issued Capital - Summary of Movements in Ordinary Share Capital (Details)	1 Months Ended	3 Months Ended		9 Months Ended
	Oct. 31, 2019 shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance		$ 500,804,000	$ 524,557,000	$ 481,052,000	$ 546,008,000
Transactions with owners in their capacity as owners:
Ending balance		$ 487,813,000	$ 500,942,000	$ 487,813,000	$ 500,942,000
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares				498,626,208	482,639,654
Beginning balance				$ 910,405,000	$ 889,481,000
Transactions with owners in their capacity as owners:
Exercise of share options ,shares | shares				1,147,656	313,108
Exercise of share options				$ 897,000	$ 258,000
Share based compensation for services rendered					$ 1,170,000
Share based compensation for services rendered, shares					1,209,187
Placement of shares under a share placement agreement, shares | shares	37,500,000			37,500,000	14,464,259
Placement of shares under a share placement agreement				$ 50,663,000	$ 20,000,000
Transaction costs arising on share issue				$ (2,213,000)	$ (817,000)
Total contributions of equity during the period, shares | shares				38,647,656	15,986,554
Total contributions of equity during the period				$ 49,347,000	$ 20,611,000
Share options reserve transferred to equity on exercise of options				$ 695,000	$ 313,000
Ending balance, Shares | shares		537,273,864	498,626,208	537,273,864	498,626,208
Ending balance		$ 960,447,000	$ 910,405,000	$ 960,447,000	$ 910,405,000